Geographic Information - Net Sales by Region (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 188,984	$ 200,053	$ 591,824	$ 598,621
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	144,400	154,000	456,300	457,700
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	11,000	9,600	36,100	30,400
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	10,700	10,600	31,400	31,300
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,400	3,500	11,200	11,000
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,900	4,200	10,800	11,300
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,200	2,800	9,000	8,200
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,300	1,800	4,400	5,500
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,400	2,600	3,700	8,800
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 9,700	$ 10,900	$ 28,900	$ 34,400